Condensed Financial Information of the Parent Company - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Parent Company Statements of Cash Flows
Net cash provided by (used in) operating activities	$ (1,616,423)	$ (10,773,287)	$ (2,725,010)
Net cash (used in) provided by financing activities	3,201,645	6,056,040	6,127,320
Net increase (decrease) in cash and restricted cash	1,337,982	(4,771,350)	2,934,626
Cash and restricted cash, beginning of year	753,815	5,525,165	2,590,539
Cash and restricted cash, end of year	2,165,151	753,815	5,525,165
FMI | Reportable legal entity
Parent Company Statements of Cash Flows
Net cash provided by (used in) operating activities	124,898	(2,500,954)	1,112,187
Net cash (used in) provided by financing activities	(758,071)	2,530,082	(506,020)
Net increase (decrease) in cash and restricted cash	(633,173)	29,128	606,167
Cash and restricted cash, beginning of year	635,295	606,167
Cash and restricted cash, end of year	$ 2,122	$ 635,295	$ 606,167